Employee Benefits	12 Months Ended
Sep. 30, 2020
Retirement Benefits [Abstract]
Employee Benefits
Note 18 — Employee Benefits
The C
o
mpany accrues severance pay mainly for the employees of its Israeli operations in accordance with Israeli law and certain employment procedures on the basis of the latest monthly salary paid to these employees

and the length of time that they have

worked for the Israeli operations. The severance pay liability amounted to $
270,985
and $
266,209
as of September 30, 2020 and 2019, respectively, and is included as accrued employee costs in other noncurrent liabilities. This liability is partially funded by amounts on deposit with insurance companies that totaled $
211,566
and $
206,752
as of September 30, 2020 and 2019, respectively, and are included in other noncurrent assets. The accrued severance expenses were $
33,354
, $
33,355
and $
28,472
for fiscal years 2020, 2019 and 2018, respectively.
The Company sponsors defined contribution plans covering certain of its employees around the world. The plans primarily provide for Company matching contributions based upon a percentage of the employees’
contributions. The Company’s contributions in fiscal years 2020, 2019 and 2018 under such plans were not material compared to total operating expenses.
The Company maintains
non-contributory
defined benefit plans that provide for pension, other retirement and post-employment benefits for certain employees of a Canadian subsidiary based on length of service and rate of pay. The Company accrues its obligations to these employees under employee benefit plans and the related costs net of returns on plan assets. Pension expense and other retirement benefits earned by employees are actuarially determined using the projected benefit method pro-rated
on service and based on management’s best estimates of expected plan investments performance, salary escalation, retirement ages of employees, discount rate, inflation and expected health care costs. The fair value of the employee benefit plans’ assets is based on market values. The plan assets are valued at market value for the purpose of calculating the expected return on plan assets and the amortization of experienced gains and losses. The Company recognized the funded status of such plans in the balance sheet. The pension and other benefits costs related to the non-contributory
defined benefit plans were immaterial in fiscal years 2020, 2019 and 2018.